SEGMENT REPORTING	12 Months Ended
Dec. 29, 2013
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
14	SEGMENT REPORTING

Beginning in the first quarter of 2014, we made an organizational change to our leadership team in our broadcasting segment reflecting the focus on our two primary businesses: television and radio. As a result of this organizational change, we now have four reportable segments: television, radio, publishing and corporate.

Our business segments are based on the organizational structure used by management for making operating and investment decisions and for assessing performance. Our reportable business segments are: (i) television; (ii) radio; (iii) publishing and (iv) corporate. Our television segment consists of 14 television stations in 8 states that we own or provide services to. Our radio segment consists of 35 radio stations in 8 states. Our publishing segment consists of the Milwaukee Journal Sentinel, which serves as the only major daily newspaper for the Milwaukee metropolitan area, and several community publications in Wisconsin. Our corporate segment consists of unallocated corporate expenses and revenue eliminations. All segment related disclosures have been recast throughout these financial statements, where appropriate.

Our "Corporate" segment reflects unallocated costs primarily related to corporate executive management and corporate governance.

	2013	2012	2011

Revenue
Television	$166,616	$152,444	$110,372
Radio	76,816	76,259	70,367
Publishing	154,558	164,947	170,976
Corporate	(723)	(532)	(263)
	$397,267	$393,118	$351,452

Operating earnings (loss)
Television	$31,395	$41,005	$15,708
Radio	14,017	13,962	15,053
Publishing	13,778	11,622	15,901
Corporate	(7,874)	(7,858)	(7,120)
	$51,316	$58,731	$39,542

Broadcast license impairment
Television	$-	$664	$735
Radio	-	952	-
Publishing	-	-	-
Corporate	-	-	-
	$-	$1,616	$735

Depreciation and amortization
Television	$13,192	$9,925	$9,424
Radio	2,002	2,276	2,184
Publishing	7,058	9,170	10,412
Corporate	661	667	622
	$22,913	$22,038	$22,642

Capital expenditures
Television	$8,360	$8,656	$7,595
Radio	1,508	1,663	865
Publishing	2,498	1,240	987
Corporate	74	746	1,143
	$12,440	$12,305	$10,590

	2013	2012
Identifiable total assets
Television	$356,032	$398,795
Radio	111,473	77,202
Publishing	96,991	103,360
Corporate & discontinued operations	31,522	46,446
	$596,018	$625,803